Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009	Dec. 31, 2008
Percentage of senior notes principal amount which may be redeemed at our option	100.00%
Cumulative adjustment to carrying value of senior note			$ 103,400,000
Weighted-average effective interest rate fixed			6.08%
Unamortized carrying value adjustment	83,800,000	92,900,000
Revolving credit agreement term, in years	5
Amount of unsecured revolving credit agreement	1,000,000,000
Expiration date of credit agreement	July 2011
Current basis points spread over LIBOR of revolving credit agreement	200
Lower limit of spread variance that is dependent upon credit rating, basis points	150
Upper limit of spread variance that is dependent upon credit rating, basis points	262.5
Current facility fee, basis points	37.5
Lower limit of facility fee that is dependent upon credit rating, basis points	25
Upper limit of facility fee that is dependent upon credit rating, basis points	62.5
Outstanding letters of credit	10,400,000
Borrowings outstanding under credit agreement	0
Remaining borrowing capacity	989,600,000
Line of credit facility, covenant terms	The terms of the new credit agreement include standard provisions related to conditions of borrowing, including a customary material adverse event clause which could limit our ability to borrow additional funds. In addition, the credit agreement contains customary restrictive and financial covenants as well as customary events of default, including financial covenants regarding the maintenance of a minimum level of net worth of $5,257.9 million at December 31, 2010 and a maximum leverage ratio of 3.0:1. We are in compliance with the financial covenants, with actual net worth of $6,924.1 million and a leverage ratio of 0.8:1, as measured in accordance with the credit agreement as of December 31, 2010.
Uncommited Incremental Loan Facility	250,000,000
Portion of other long-term borrowings	37,000,000
Building Renovation Financing [Member] | Other Long Term Borrowings [Member]
Stated interest rate	2.00%
Maturity date	Dec. 31, 2014
Portion of other long-term borrowings	900,000
Payment terms	Various installments
Junior Subordinated Debt From Acquisition [Member]
Junior Subordinated Debt, Interest Rate Beginning 2012	LIBOR plus 310 basis points
Junior Subordinated Debt From Acquisition [Member] | Other Long Term Borrowings [Member]
Stated interest rate	8.02%
Maturity date	Dec. 31, 2037
Junior subordinated debt callable date	Dec. 31, 2012
Portion of other long-term borrowings	36,100,000
Payment terms	Quarterly
$500 Million, 7.20% Due June 15, 2018 [Member]
Stated interest rate	7.20%
Maturity date	Jun. 15, 2018
$250 Million, 8.15% Due June 15, 2038 [Member]
Stated interest rate	8.15%
Maturity date	Jun. 15, 2038
New Credit Agreement [Member]
Revolving credit agreement term, in years	3
Amount of unsecured revolving credit agreement	$ 1,000,000,000
Expiration date of credit agreement	December 2013